Offerings - Offering: 1	Nov. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	20,102,500
Proposed Maximum Offering Price per Unit	10.28
Maximum Aggregate Offering Price	$ 206,653,700.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 17,978.87
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Represents the sum of the resale of up to 20,102,500 shares of our common stock, $0.0001 par value per share ("Common Stock") issued in connection with private placements pursuant to certain Subscription Agreements dated June 24, 2026. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC ("Nasdaq") on November 5, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).